Management fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Management Fee [Abstract]
Management fees	$ 17,500	$ 11,321	$ 7,543